Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Market Volatility Assumptions
•	Market volatility assumption varies by fund type and grades from a current volatility number to a long-term assumption over four years as shown below:

Fund index type	Current volatility	Long-term forward volatility
2013:
Large cap	15.8%	18.2%
Bond	3.4	4.0
International	17.0	24.5
Small cap	19.8	21.1
Cash	—	—

Fund index type	Current volatility	Long-term forward volatility
2012:
Large cap	18.5%	19.8%
Bond	3.4	4.1
International	21.5	25.2
Small cap	23.1	21.4
Cash	—	—